Updating Summary Prospectus

ONcore Premier II

Issued by

AuguStarSM Life Insurance Company

Through

AuguStarSM Variable Account A

April 30, 2024

The prospectus for ONcore Premier II contains more information about the ONcore Premier II contract, including its features, benefits, and risks. You can find the current prospectus and other information about the ONcore Premier II contract online at augustarfinancial.com/variableproducts. You can also obtain this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@constellationinsurance.com.

This Updating Summary Prospectus summarizes certain key features of your ONcore Premier II contract. This Updating Summary Prospectus also provides a summary of ONcore Premier II features that have changed since May 1, 2023.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Form 8562.1-USP

Updating Summary Prospectus

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA account.

DCA — Dollar cost averaging.

Enhanced DCA Account — An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.

Fixed Accumulation Account — A subset of our general account that guarantees a fixed return for a specified period of time and guarantees the principal against loss.

Fund — A mutual fund in which subaccount assets may be invested. See Appendix A.

AuguStar Life — AuguStar Life Insurance Company, the depositor of the contract.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA — AuguStar Variable Account A, a separate account of AuguStar Life consisting of assets segregated from AuguStar Life 's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to AuguStar Life.

You — You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.

Form 8562.1-USP

Summary of Contract Features That Have Changed

The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your contract.

Name of Depositor and Variable Account

●	On October 2, 2023, the Depositor’s name changed from The Ohio National Life Insurance Company (“ONLIC”) to AuguStar Life Insurance Company.

●	On October 2, 2023, the name of Ohio National Variable Account A changed to AuguStar Variable Account A.

Availability of Funds

●

On August 25, 2023, ONLIC and VAA substituted the following Existing Portfolios with the Replacement Portfolios as shown below, after which the Existing Portfolios were no longer available as investment options.

Existing Portfolio	Replacement Portfolio
PSF PGIM Jennison Focused Blend Portfolio (Class II)	ON Fidelity Institutional AM® Equity Growth Portfolio
PSF PGIM Jennison Growth Portfolio (Class II)	ON BlackRock Advantage Large Cap Growth Portfolio
LVIP JPMorgan Mid Cap Value Fund (Standard Class)	ON S&P MidCap 400® Index Portfolio
Western Asset Core Plus VIT Portfolio (Class II)	ON Federated Core Plus Bond Portfolio
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	ON Risk Managed Balanced Portfolio
Goldman Sachs Large Cap Value Fund (Service Shares)	ON S&P 500® Index Portfolio
Morgan Stanley VIF U.S. Real Estate Portfolio (Class II)	Fidelity® VIP Real Estate Portfolio (Service Class 2)

Fee Changes

The following shows the minimum and maximum total operating expenses deducted from the assets of the Funds (before any fee waiver or expense reimbursement) during the year ended December 31, 2023:

Annual Fee	Minimum	Maximum
Investment options (Fund fees and expenses)	0.37%	1.82%

Other Fund Changes

●

As of July 28, 2023, the ON Janus Henderson Forty Portfolio changed sub-advisers from Janus Henderson Investors U.S. LLC to FIAM LLC, and changed its name to the ON Fidelity Institutional AM® Equity Growth Portfolio.

●	As of September 1, 2023, the name of the Lazard Retirement US Small Mid-Cap Equity Portfolio was changed to the Lazard Retirement US Small Cap Equity Select Portfolio.

●	As of December 4, 2023, Ohio National Fund, Inc. changed its name to AuguStar Variable Insurance Products Fund, Inc.

●

As of December 4, 2023, the names of the Portfolios of AuguStar Variable Insurance Products Funds, Inc. (formerly, Ohio National Fund, Inc.) changed with the substitution of “AVIP” for “ON” at the beginning of each portfolio’s name. Additionally, the ON Risk Managed Balanced Portfolio and the ON U.S. Low Volatility Portfolio added “AB”, and “Intech”, respectively, to their names, so their complete new names are “AVIP AB Risk Managed Balanced Portfolio” and “AVIP Intech U.S. Low Volatility Portfolio”.

●	As of April 30, 2024, the name of Ohio National Investments, Inc., the Adviser to the portfolios of AuguStar Variable Insurance Products Fund, Inc., was changed to Constellation Investments, Inc.

●	On or about May 1, 2024, Delaware Ivy VIP Asset Strategy is changing its name to Macquarie VIP Asset Strategy Series. Additionally, the share class is changing from Class II to Service Class.

●	On or about May 1, 2024, Delaware Ivy VIP Natural Resources is changing its name to Macquarie VIP Natural Resources Series. Additionally, the share class is changing from Class II to Service Class.

Form 8562.1-USP

●

On or about May 1, 2024, Delaware Ivy VIP Science and Technology is changing its name to Macquarie VIP Science and Technology Series. Additionally, the share class is changing from Class II to Service Class.

Form 8562.1-USP

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal

If you withdraw money from your contract within 7 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of total purchase payment, minus all previous withdrawals, during the first two years, declining down to 0% over the 7 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge.

Deductions and Expenses – Surrender Charge
Transaction Charges

In addition to surrender charges, you may also be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).

Deductions and Expenses – Withdrawal Fee and Transfer Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Deductions and Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.30%[1]	1.30%[1]
	2. Investment options (Fund fees and expenses)	0.37%[2]	1.82%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.40%[3]

1	As a percentage of average Contract Value in the separate account.
2	As a percentage of average Fund net assets.
3

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the Joint GLWB Preferred I.S., calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.

Form 8562.1-USP

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST ESTIMATE: $1,481	HIGHEST ANNUAL COST ESTIMATE: $5,638
	Assumes:	Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of contract classes and Fund fees and expenses

● No optional benefits

● No sales charges

● No additional purchase payments, transfers or withdrawals

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of contract classes, optional benefits, and Fund fees and expenses

● No sales charges

● No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.		Principal Risks of Investing in the Contract
Not a Short-Term Investment

This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for 7 years following your last purchase payment. They will reduce the value of your contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the claims-paying ability of AuguStar Life. More information about AuguStar Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.

Principal Risks of Investing in the Contract

Form 8562.1-USP

RESTRICTIONS
Investments

We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.

We reserve the right to limit transfers in circumstances of frequent or large transfers.

We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.

Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period – Transfers Among Subacccounts
Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the investment restrictions in the future, including limiting the investment options available with the optional benefit.

Certain optional benefits could limit subsequent purchase payments.

Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value of or even terminate the benefit.

Death Benefit – Optional Death Benefit Riders and Optional Living Benefit Riders
TAXES
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Federal Tax Status
CONFLICTS OF INTEREST
Investment Professional Compensation

Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.

AuguStar Life Insurance Company
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.

N/A

Form 8562.1-USP

Appendix A

Funds Available Under the Contract

The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at augustarfinancial.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@constellationinsurance.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Allocation	AVIP Moderately Conservative Model Portfolio Adviser: Constellation Investments, Inc.	1.01%	11.77%	5.87%	N/A
Allocation	AVIP Balanced Model Portfolio Adviser: Constellation Investments, Inc.	1.00%	13.95%	7.69%	N/A
Allocation	AVIP Moderate Growth Model Portfolio Adviser: Constellation Investments, Inc.	0.97%	16.67%	9.72%	N/A
Allocation	AVIP Growth Model Portfolio Adviser: Constellation Investments, Inc.	1.01%	18.73%	11.35%	N/A
Corporate Bond	AVIP Bond Portfolio Adviser: Constellation Investments, Inc.	0.61%	8.30%	2.61%	2.74%
Allocation	AVIP BlackRock Balanced Allocation Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.56%	21.13%	11.96%	8.67%
Large Cap Blend Equity	AVIP S&P 500® Index Portfolio Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management, LLC	0.38%	25.72%	15.24%	11.57%
Foreign Large Cap Blend Equity	AVIP BlackRock Advantage International Equity Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.89%	18.94%	8.52%	3.57%
Large Cap Growth Equity	AVIP Fidelity Institutional AM® Equity Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: FIAM LLC	0.86%	39.39%	15.44%	13.15%
Mid Cap Growth Equity	AVIP AB Mid Cap Core Portfolio Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.90%	17.05%	11.27%	8.48%
High Yield Bond	AVIP Federated High Income Bond Portfolio Adviser: Constellation Investments, Inc. Subadviser: Federated Investment Management Company	0.86%	12.68%	5.12%	4.23%
Intermediate Core-Plus Bond	AVIP Federated Core Plus Bond Portfolio Adviser: Constellation Investments, Inc. Subadviser: Federated Investment Management Company	0.58%	5.18%	N/A	N/A

Form 8562.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Large Cap Value Equity	AVIP BlackRock Advantage Large Cap Value Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.74%	13.37%	9.84%	8.11%
Small Cap Growth Equity	AVIP AB Small Cap Portfolio Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.86%	17.22%	9.27%	7.83%
Large Cap Growth Equity	AVIP Nasdaq-100® Index Portfolio Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management, LLC	0.43%	54.44%	22.19%	17.38%
Large Cap Blend Equity	AVIP BlackRock Advantage Large Cap Core Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.69%	25.84%	15.35%	10.82%
Small Cap Growth Equity	AVIP BlackRock Advantage Small Cap Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.86%	20.28%	10.74%	7.39%
Mid Cap Blend Equity	AVIP S&P MidCap 400® Index Portfolio Adviser: Constellation Investments, Inc. Subadviser: Geode Capital Management, LLC	0.41%	15.50%	12.07%	7.48%
Large Cap Growth Equity	AVIP BlackRock Advantage Large Cap Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.71%	40.78%	17.45%	12.15%
Allocation	AVIP iShares Managed Risk Balanced Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.67%	13.89%	N/A	N/A
Allocation	AVIP iShares Managed Risk Moderate Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.66%	16.15%	N/A	N/A
Allocation	AVIP iShares Managed Risk Growth Portfolio Adviser: Constellation Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.66%	19.62%	N/A	N/A
Large Cap Blend Equity	AVIP Intech U.S. Low Volatility Portfolio Adviser: Constellation Investments, Inc. Subadviser: Intech Investment Management LLC	0.61%	6.59%	N/A	N/A
Allocation	AVIP AB Risk Managed Balanced Portfolio Adviser: Constellation Investments, Inc. Subadviser: AllianceBernstein L.P.	0.85%	12.90%	8.97%	N/A
Allocation	AB VPS Global Risk Allocation-Moderate Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	0.80%*	14.79%	5.83%	N/A
Large Cap Value Equity	AB VPS Relative Value Portfolio (Class B Shares)(1) Adviser: AllianceBernstein L.P.	0.86%*	11.72%	11.57%	9.05%
Small Cap Growth Equity	AB VPS Small Cap Growth Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.15%*	17.73%	10.29%	8.26%
Foreign Large Cap Growth Equity	Invesco V.I. EQV International Equity Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.15%	17.87%	8.15%	4.07%
Large Cap Blend Equity	Appreciation Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc.	1.10%	20.67%	15.94%	10.81%

Form 8562.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Mid Cap Growth Equity	Federated Hermes Kaufmann Fund II (Service Shares) Adviser: Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	1.80%*	14.86%	7.04%	8.39%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.82%	14.80%	12.17%	7.85%
Large Cap Growth Equity	Fidelity® VIP Growth Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.83%	35.89%	19.34%	14.51%
Money Market	Fidelity® VIP Government Money Market Portfolio (Service Class) Adviser: Fidelity Management & Research Company LLC Subadviser: Fidelity Investments Money Management, Inc.	0.37%	4.82%	1.67%	1.06%
Large Cap Value Equity	Fidelity® VIP Equity-Income Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.72%	10.38%	12.01%	8.31%
Real Estate Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity SelectCo, LLC	0.85%	10.89%	4.96%	5.77%
Allocation	Fidelity® VIP Target Volatility Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.80%*	13.93%	6.84%	5.25%
Allocation	Franklin VolSmart Allocation VIP Fund (Class 5) Adviser: Franklin Advisers, Inc.	0.90%*	11.57%	9.61%	6.01%
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc. Subadviser: Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, ClearBridge Investments, LLC, Brandywine Global Investment Management, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.92%*	14.62%	7.44%	4.64%
Allocation	Franklin Income VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.81%*	8.55%	6.88%	4.90%
Allocation	Franklin DynaTech VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	1.00%*	44.02%	13.64%	10.27%
Allocation	Templeton Foreign VIP Fund (Class 4) Adviser: Templeton Investment Counsel, LLC	1.17%*	20.69%	5.17%	1.18%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.77%*	23.59%	13.37%	10.75%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.95%*	41.65%	17.06%	12.89%
Allocation	Goldman Sachs Trend Driven Allocation (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.97%*	15.57%	4.81%	3.41%
Allocation	Macquarie VIP Asset Strategy Series (Service Shares) (2) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited	0.85%*	13.90%	8.27%	3.48%

Form 8562.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Natural Resources Equity	Macquarie VIP Natural Resources Series (Service Shares) (2) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.30%	1.63%	7.86%	-0.36%
Technology Equity	Macquarie VIP Science and Technology Series (Service Shares) (2) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.15%	39.05%	17.17%	10.87%
Large Cap Growth Equity	Janus Henderson Research Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.82%	42.81%	16.54%	12.21%
Foreign Large Cap Blend Equity	Janus Henderson Overseas Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
World Large Cap Equity	Janus Henderson Global Research Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.86%	26.47%	13.05%	8.74%
Allocation	Janus Henderson Balanced Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.87%	15.13%	9.37%	7.73%
Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Portfolio (Service Shares) Adviser: Janus Henderson Investors US LLC	0.82%*	5.29%	1.55%	1.66%
Small Cap Blend Equity	LVIP JPMorgan Small Cap Core Fund (Standard Shares)(1) Adviser: Lincoln Investment Advisors Corporation Subadviser: J.P. Morgan Investment Management Inc.	0.78%	13.10%	9.41%	7.10%
Small Cap Blend Equity	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.15%*	10.02%	9.10%	6.73%
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.42%	22.27%	5.01%	2.04%
Foreign Large Cap Blend Equity	Lazard Retirement International Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.10%*	15.88%	6.42%	2.98%
Allocation	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.05%*	10.81%	4.00%	3.77%
Large Cap Blend Equity	ClearBridge Variable Dividend Strategy Portfolio (Class I Shares) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	14.19%	13.52%	10.33%
Large Cap Value Equity	ClearBridge Variable Large Cap Value Portfolio (Class I Shares) Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	15.09%	13.02%	8.99%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.05%*	20.97%	13.05%	10.85%
Small Cap Growth Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	14.25%	10.81%	7.41%

Form 8562.1-USP

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 year	10 year
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86%*	10.22%	8.27%	6.27%
Large Cap Growth Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	0.98%*	23.70%	16.39%	12.44%
Large Cap Growth Equity	Morgan Stanley VIF Growth Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	0.82%*	48.32%	10.95%	11.62%
Mid Cap Growth Equity	AMT Mid Cap Intrinsic Value Portfolio (S Class Shares) Adviser: Neuberger Berman Investment Advisers LLC	1.26%*	10.69%	8.36%	5.88%
Inflation Protected Bond	PIMCO Real Return Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.84%	3.67%	3.16%	2.25%
Global Bond	PIMCO Global Bond Opportunities Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.01%	5.26%	0.97%	1.09%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.48%*	-7.85%	8.55%	-0.80%
Ultrashort Bond	PIMCO Short-Term Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.66%	5.91%	2.12%	1.87%
Short Term Bond	PIMCO Low Duration Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.69%	4.97%	0.99%	0.92%
Small Cap Value Equity	Royce Small-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.15%	25.93%	10.17%	5.61%
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.18%	18.78%	12.13%	5.53%

(1) Available only in contracts with value allocated to this Fund as of May 1, 2023.

(2) Fund name and share class effective May 1, 2024. Until May 1, 2024, “Delaware Ivy” replaces “Macquarie” in the name of the Fund and the share class is Class II.

*	Annual expenses reflect temporary fee reductions.

Form 8562.1-USP

Investment Options Available with Certain Optional Riders

GLWB Preferred I.S.

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1	AVIP AB Risk Managed Balanced Portfolio AVIP iShares Managed Risk Balanced Portfolio AVIP iShares Managed Risk Moderate Growth Portfolio	AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund

CATEGORY 2	AVIP Balanced Model Portfolio AVIP BlackRock Balanced Allocation Portfolio AVIP Intech U.S. Low Volatility Portfolio AVIP iShares Manages Risk Growth Portfolio	Fidelity® VIP Target Volatility Portfolio Goldman Sachs Trend Driven Allocation Fund Janus Henderson Balanced Portfolio Lazard Retirement Global Dynamic Multi-Asset Portfolio MFS® Total Return Series

GLWB Plus and GPP (2012) Applied for on or after October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1	AVIP AB Risk Managed Balanced Portfolio AVIP iShares Managed Risk Balanced Portfolio AVIP iShares Managed Risk Moderate Growth Portfolio	AB VPS Global Risk Allocation-Moderate Portfolio Franklin VolSmart Allocation VIP Fund

CATEGORY 2

AVIP Balanced Model Portfolio

AVIP BlackRock Balanced Allocation Portfolio

AVIP Intech U.S. Low Volatility Portfolio

AVIP iShares Managed Risk Growth Portfolio

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Trend Driven Allocation Fund Janus Henderson Balanced Portfolio Lazard Retirement Global Dynamic Multi-Asset Portfolio MFS® Total Return Series

GLWB Plus and GPP (2012) Applied for prior to October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	50%	100%
Category 2 Investment Options	0%	50%

Form 8562.1-USP

Investment Options:

CATEGORY 1	AVIP AB Risk Managed Balanced Portfolio AVIP iShares Managed Risk Balanced Portfolio	AVIP iShares Managed Risk Moderate Growth Portfolio AVIP iShares Managed Risk Growth Portfolio

CATEGORY 2	AVIP BlackRock Balanced Allocation Portfolio AVIP Intech U.S. Low Volatility Portfolio AB VPS Global Risk Allocation-Moderate Portfolio Fidelity® VIP Target Volatility Portfolio	Franklin VolSmart Allocation VIP Fund Goldman Sachs Trend Driven Allocation Fund Lazard Retirement Global Dynamic Multi-Asset Portfolio

GLWB, GLWB (2011), GLWB (2012)

Option 1 – Select A Single Option

Allocation: 100%

Investment Options:

AVIP Moderately Conservative Model Portfolio

AVIP Balanced Model Portfolio

AVIP Moderate Growth Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Category 1 Investment Options	30%	60%
Category 2 Investment Options	0%	70%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	15%

Investment Options:

CATEGORY 1	AVIP Bond Portfolio AVIP Federated Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio

CATEGORY 2

AVIP BlackRock Balanced Allocation Portfolio

AVIP S&P 500® Index Portfolio

AVIP BlackRock Advantage Large Cap Value Portfolio

AVIP Nasdaq-100® Index Portfolio

AVIP BlackRock Advantage Large Cap Core Portfolio

AVIP BlackRock Advantage Large Cap Growth Portfolio

AVIP S&P MidCap 400® Index Portfolio

AVIP AB Risk Managed Balanced Portfolio

AVIP iShares Managed Risk Balanced Portfolio

AVIP iShares Managed Moderate Growth Portfolio

AVIP iShares Managed Risk Growth Portfolio

AVIP Intech U.S. Low Volatility Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Relative Value Portfolio

BNY Mellon Appreciation Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio Franklin Income VIP Fund

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Trend Driven Allocation Fund

Macquarie VIP Asset Strategy

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley VIF Growth Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Form 8562.1-USP

CATEGORY 3

AVIP BlackRock Advantage International Equity Portfolio

AVIP Fidelity Institutional AM® Equity Growth Portfolio

AVIP Federated High Income Bond Portfolio

AVIP AB Mid Cap Core Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement International Equity Portfolio

MFS® Mid Cap Growth Series

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

AVIP AB Small Cap Portfolio

AVIP BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Macquarie VIP Natural Resources

Macquarie VIP Science and Technology

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Combo Death Benefit

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	50%
Category 2 Investment Options	0%	75%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1	AVIP Bond Portfolio AVIP Federated Core Plus Bond Portfolio Fidelity® VIP Government Money Market Portfolio Janus Henderson Flexible Bond Portfolio	PIMCO Real Return Portfolio PIMCO Short-Term Portfolio PIMCO Low Duration Portfolio

CATEGORY 2

AVIP BlackRock Balanced Allocation Portfolio

AVIP S&P 500® Index Portfolio

AVIP BlackRock Advantage Large Cap Value Portfolio

AVIP AB Mid Cap Core Portfolio

AVIP BlackRock Advantage Large Cap Growth Portfolio

AVIP S&P MidCap 400® Index Portfolio

AVIP AB Risk Managed Balanced Portfolio

AVIP Moderately Conservative Model Portfolio

AVIP Balanced Model Portfolio

AVIP Moderate Growth Model Portfolio

AVIP Growth Model Portfolio

AVIP iShares Managed Risk Balanced Portfolio

AVIP iShares Managed Risk Moderate Growth Portfolio

AVIP iShares Managed Risk Growth Portfolio

AVIP Intech U.S. Low Volatility Portfolio

AB VPS Relative Value Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

BNY Mellon Appreciation Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Equity-Income Portfolio

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

Franklin Income VIP Fund

Franklin VolSmart Allocation VIP Fund

Franklin Allocation VIP Fund

MFS® Total Return Series

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

Form 8562.1-USP

CATEGORY 3

AVIP AB Small Cap Portfolio

AVIP Nasdaq-100® Index Portfolio

AVIP BlackRock Advantage Large Cap Core Portfolio

AVIP Fidelity Institutional AM® Equity Growth Portfolio

Invesco V.I. EQV International Equity Fund

Federated Hermes Kaufmann Fund II

Fidelity® VIP Mid Cap Portfolio

Franklin DynaTech VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Trend Driven Allocation Fund

Macquarie VIP Asset Strategy

Macquarie VIP Science and Technology

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

MFS® Mid Cap Growth Series

Morgan Stanley VIF Growth Portfolio

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

CATEGORY 4

AVIP BlackRock Advantage International Equity Portfolio

AVIP Federated High Income Bond Portfolio

AVIP BlackRock Advantage Small Cap Growth Portfolio

AB VPS Small Cap Growth Portfolio

Fidelity® VIP Real Estate Portfolio

Macquarie VIP Natural Resources

Janus Henderson Overseas Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® New Discovery Series

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Form 8562.1-USP

This summary prospectus incorporates by reference the ONcore Premier II prospectus and Statement of Additional Information (SAI), both dated April 30, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

EDGAR Contract ID No.: C000085692

Form 8562.1-USP